RELATED PARTY TRANSACTIONS (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 warehouse	Dec. 31, 2020 USD ($) warehouse	Dec. 31, 2019 USD ($)
RELATED PARTY TRANSACTIONS
Number of distribution warehouses and retail stores | warehouse	5	5
Rent expense related to leases		$ 635	$ 646
Amount of balance recorded		$ 42	$ 42